EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

NOTE 9: EARNINGS PER SHARE

Number of shares and profit used in the computation of basic and diluted earnings per share:

	Six months ended June 30,
	2025		2024
	Weighted number of shares	Profit attributable to equity holders of the Company	Weighted number of shares	Profit attributable to equity holders of the Company
For the computation of basic earnings per share	37,705,678	$3,134	33,282,725	$711
Effect of potential dilutive ordinary shares	1,356,991	(303)	709,933	—

For the computation of diluted earnings per share	39,062,669	$2,831	33,992,658	$711